Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Trademarks
Transmission Rights and Programming
Estimated useful lives	P4Y
Licenses | Minimum
Transmission Rights and Programming
Estimated useful lives	P3Y
Licenses | Maximum
Transmission Rights and Programming
Estimated useful lives	P14Y
Subscriber lists | Minimum
Transmission Rights and Programming
Estimated useful lives	P4Y
Subscriber lists | Maximum
Transmission Rights and Programming
Estimated useful lives	P10Y
Payments for renewal of concessions
Transmission Rights and Programming
Estimated useful lives	P20Y
Other intangible assets | Minimum
Transmission Rights and Programming
Estimated useful lives	P3Y
Other intangible assets | Maximum
Transmission Rights and Programming
Estimated useful lives	P20Y